Rentals under Operating Leases (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Rentals under Operating Leases
For the remaining three months ending December 31, 2019	$ 1,115,208
2019		$ 2,989,929
2020	4,181,624	2,623,055
2021	3,893,616	2,455,083
2022	2,812,525	1,492,061
2023	1,996,815	835,469
Thereafter	6,307,461	2,236,454
Total minimum rents	$ 20,307,249	$ 12,632,051